Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

YEAR	SUMMARY COMPENSATION TABLE TOTAL COMPENSATION FOR CEO	COMPENSATION ACTUALLY PAID TO CEO (1)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL COMPENSATION FOR OTHER NEOS ($)(2)	AVERAGE COMPENSATION ACTUALLY PAID TO OTHER NEOS (2)	CUMULATIVE TSR (3)	PEER GROUP CUMULATIVE TSR (4)	NET LOSS (in millions)	CONSOLIDATED ADJUSTED EBITDA (5) (in millions)
2022	$5,584,250	$7,421,144	$1,832,523	$2,297,346	$46	$102	$(9.5)	$74.0
2021	4,761,053	4,904,405	1,234,400	1,325,808	31	56	(64.0)	38.1
2020	5,181,793	270,834	1,573,433	140,629	31	56	(468.4)	26.1

Company Selected Measure Name	Consolidated Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Our CEO, Cindy B. Taylor, was the sole Principal Executive Officer (“PEO”) for purposes of this disclosure for the three years presented.
Peer Group Issuers, Footnote [Text Block]	Peer Group TSR disclosed represents the measurement period value of an investment of $100 in the Peer Group's stock based on a weighted average market capitalization as of the market close on 12/31/2019. Beginning period stock price measurement date of 12/31/2019 and end of period stock price as of 12/31/2020, 12/31/2021 and 12/31/2022.
The Company's peer group for 2022 includes Archrock, Inc., Core Laboratories N.V., Dril-Quip, Inc., Expro Group Holdings N.V., Forum Energy Technologies, Inc., Helix Energy Solutions Group, Inc., Helmerich & Payne, Inc., NexTier Oilfield Solutions Inc., Newpark Resources, Inc., Oceaneering International, Inc., RPC, Inc., Select Energy Services, Inc. and Tetra Technologies, Inc. The peer group for 2022 includes the removal of Superior Energy Services, Inc. due to limited disclosures for the new management team members post-emergence from bankruptcy and the removal of Exterran Corporation due to the acquisition by Enerflex Ltd. It also includes the addition of NexTier Oilfield Solutions Inc. and Tetra Technologies, Inc.
The Company's peer group for 2021 includes Archrock, Inc., Core Laboratories N.V., Dril-Quip, Inc., Expro Group Holdings N.V., Exterran Corporation, Forum Energy Technologies, Inc., Helix Energy Solutions Group, Inc., Helmerich & Payne, Inc., Newpark Resources, Inc., Oceaneering International, Inc., RPC, Inc., Select Energy Services, Inc. and Superior Energy Services, Inc. The 2021 peer group includes the removal of ChampionX Corporation (formerly Apergy Corporation) due to its revenue level following its merger with Apergy Corporation and the addition of Select Energy Services, Inc. Using the Company's 2022 peer group, cumulative TSR was $61.
The Company's peer group for 2020 includes Apergy Corporation, Archrock, Inc., Core Laboratories N.V., Dril-Quip, Inc., Exterran Corporation, Forum Energy Technologies, Inc., Frank's International N.V., Helix Energy Solutions Group, Inc., Helmerich & Payne, Inc., Newpark Resources, Inc., Oceaneering International, Inc., RPC, Inc., and Superior Energy Services, Inc. The 2020 peer group includes the removal of Key Energy Services, Inc. due to its restructuring and the addition of Apergy Corporation. Using the Company's 2022 peer group, cumulative TSR was $58.

PEO Total Compensation Amount	$ 5,584,250	$ 4,761,053	$ 5,181,793
PEO Actually Paid Compensation Amount	$ 7,421,144	4,904,405	270,834
Adjustment To PEO Compensation, Footnote [Text Block]

	2022	2021	2020
CEO/PEO SUMMARY COMPENSATION TABLE TOTALS	$5,584,250	$4,761,053	$5,181,793
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(2,699,998)	(2,699,999)	(2,916,427)
Fair value at year end of equity awards granted during the year	3,084,531	2,604,364	810,404
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	1,221,323	(7,783)	(2,262,720)
Change in fair value of equity awards granted in prior years that vested during the year	231,038	246,770	(542,216)
Equity awards granted in prior years that were forfeited during the year	—	—	—
Total Equity Award Related Adjustments	1,836,894	143,352	(4,910,959)
COMPENSATION ACTUALLY PAID TOTALS	$7,421,144	$4,904,405	$270,834
In contrast to the totals presented above, compensation reported on Ms. C. Taylor's Form W-2's was $3.2 million, $3.2 million and $2.8 million in 2022, 2021 and 2020, respectively.
	(2)
Non-PEO NEO Average Total Compensation Amount	$ 1,832,523	1,234,400	1,573,433
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,297,346	1,325,808	140,629
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2022	2021	2020
NON-PEO/OTHER NEOs AVERAGE SUMMARY COMPENSATION TABLE TOTALS	$1,832,523	$1,234,400	$1,573,433
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(725,000)	(491,251)	(834,810)
Fair value at year end of equity awards granted during the year	828,254	468,666	244,810
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	297,515	(1,670)	(674,984)
Change in fair value of equity awards granted in prior years that vested during the year	64,054	115,663	(167,820)
Equity awards granted in prior years that were forfeited during the year	—	—	—
Total Equity Award Related Adjustments	464,823	91,408	(1,432,804)
AVERAGE COMPENSATION ACTUALLY PAID TOTALS	$2,297,346	$1,325,808	$140,629

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

	Year ended December,			Year-over-Year Change
($ in millions, except common stock price)	2022	2021	2020	2022 vs 2021	2021 vs 2020

Financial Results:
Net Loss	$(9.5)	$(64.0)	$(468.4)	85%	86%
Consolidated Adjusted EBITDA	$74.0	$38.1	$26.1	94%	46%

Total Stockholders' Return:
Oil States	$46	$31	$31	50%	(1)%
Peer Groups	$102	$56	$56	n.m.	n.m.

Compensation Actually Paid to:
CEO	$7.4	$4.9	$0.3	51%	n.m.
Other NEOs (average)	$2.3	$1.3	$0.1	73%	n.m.

Oil States Common Stock Price:
Beginning of Year	$4.97	$5.02	$16.31
End of Year	7.46	4.97	5.02
Change in stock price	50%	(1)%	(69)%

Tabular List [Table Text Block]

Financial Performance Measures
Consolidated Adjusted EBITDA
Average Liquidity Levels
Three-Year Cumulative EBITDA
EBITDA Growth Rate
Relative Stock Price Performance

Total Shareholder Return Amount	$ 46	31	31
Peer Group Total Shareholder Return Amount	102	56	56
Net Income (Loss)	$ (9,500,000)	$ (64,000,000.0)	$ (468,400,000)
Company Selected Measure Amount	74,000,000.0	38,100,000	26,100,000
PEO Name	Cindy B. Taylor
Additional 402(v) Disclosure [Text Block]
2020 Discussion
The Company's financial results (net loss included significant asset impairment and restructuring charges) and stock price performance in 2020 were adversely impacted by the unprecedented crude oil demand destruction and uncertainties resulting from the COVID-19 pandemic that intensified in March of 2020. Similarly, "compensation actually paid" to each of the Company's NEOs decreased dramatically in 2020. In addition to a 10% reduction in base salary, the fair value of unvested equity awards declined significantly and other performance-based awards were adversely impacted. As a result, "compensation actually paid" in 2020 was below base salary levels for each of the Company’s NEOs. As presented on page 61, “compensation actually paid” to Ms. C. Taylor, the Company’s CEO/PEO, in 2020 declined to $0.3 million, which is inclusive of $4.4 million in unrealized losses on unvested equity awards granted in February of 2020, 2019 and 2018.
2021 Discussion
While customer-driven activity improved in 2021 from the low levels of 2020, the Company’s reported results and stock price performance in 2021 continued to reflect the negative impact of the global response to the COVID-19 pandemic, ongoing uncertainties related to future crude oil demand and supply, market pressures driving increased capital discipline and, to a lesser extent, supply chain disruptions. During 2021, the Company continued its restructuring efforts, closed additional facilities and exited certain under-performing service offerings. Additionally, the Company completed two significant financing transactions, which served to extend the maturity profile of the Company’s debt and provide greater access to liquidity. While significant accomplishments were realized in 2021, "compensation actually paid" to the Company's CEO and other NEOs only increased from 2020 due primarily to there being no further material declines in the Company’s stock price year-over-year leading to a reduction in the amount of unrealized losses incurred. See the reconciliations above for further details regarding the impact of unrealized losses on unvested equity awards between 2020 and 2021.
2022 Discussion
The Company's financial results and stock price performance improved significantly in 2022 – driven by increased capital investments by our customers, together with internal cost reduction and strict capital discipline measures and other corporate actions. See “Executive Summary” beginning on page 33 for a further discussion and analysis of 2022 accomplishments and priorities. Similarly, "compensation actually paid" to each of the Company's NEOs increased from 2021 levels due primarily to an increase in the fair value of unvested equity awards and, to a lesser extent, short-term cash incentives earned associated with the Company exceeding annual financial performance goals established at the beginning of 2022.

Closing Market Price of Common Stock

	12/31/2022	12/31/2021	12/31/2020	12/31/2019
Closing Market Price of OIS Common Stock	$7.46	$4.97	$5.02	$16.31

Stock Price	$ 7.46	$ 4.97	$ 5.02	$ 16.31
Net Income Loss, Percent Change From Prior Year	85.00%	86.00%
Consolidated Adjusted EBITDA	$ 74,000,000.0	$ 38,100,000	$ 26,100,000
Consolidated Adjusted EBITDA, Percent Change From Prior Year	94.00%	46.00%
PEO Actually Paid Compensation Amount, Percent Change From Prior Year	51.00%
Non-PEO NEO Average Compensation Actually Paid Amount, Percent Change From Prior Year	73.00%
Change in Share Price	50.00%	(1.00%)	(69.00%)
Reduction in Base Salary			10.00%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Consolidated Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	The Company uses Consolidated Adjusted EBITDA to compare and to monitor the performance of the Company and its business segments to other comparable public companies and as a benchmark for the award of incentive compensation under its annual incentive compensation plan. Consolidated Adjusted EBITDA consists of net income (loss) plus net interest expense, taxes, depreciation and amortization expense, and certain non-cash charges, less gains on extinguishment of 1.50% convertible senior notes and adjustments for certain other items.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Average Liquidity Levels
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Three-Year Cumulative EBITDA
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA Growth Rate
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Relative Stock Price Performance
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,836,894	$ 143,352	$ (4,910,959)
PEO [Member] | Equity Awards, Fair value of equity awards granted during the year from the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(2,699,998)	(2,699,999)	(2,916,427)
PEO [Member] | Equity Awards, Fair value at year end of equity awards granted during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	3,084,531	2,604,364	810,404
PEO [Member] | Equity Awards, Change in fair value of equity awards granted in prior years that were unvested as of the end of the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,221,323	(7,783)	(2,262,720)
PEO [Member] | Equity Awards, Change in fair value of equity awards granted in prior years that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	231,038	246,770	(542,216)
PEO [Member] | Equity awards granted in prior years that were forfeited during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Taylor [Member] | Adjustments to compensation excluding equity awards change in fair value of equity awards granted in prior years that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(4,400,000)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	464,823	91,408	(1,432,804)
Non-PEO NEO [Member] | Equity Awards, Fair value of equity awards granted during the year from the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(725,000)	(491,251)	(834,810)
Non-PEO NEO [Member] | Equity Awards, Fair value at year end of equity awards granted during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	828,254	468,666	244,810
Non-PEO NEO [Member] | Equity Awards, Change in fair value of equity awards granted in prior years that were unvested as of the end of the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	297,515	(1,670)	(674,984)
Non-PEO NEO [Member] | Equity Awards, Change in fair value of equity awards granted in prior years that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	64,054	115,663	(167,820)
Non-PEO NEO [Member] | Equity awards granted in prior years that were forfeited during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ 0